Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of products and services [line items]
Sales revenue	¥ 14,552,696	¥ 13,170,519	¥ 14,931,009
Motorcycles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	2,066,557	1,658,871	1,921,065
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	118,696	128,412	138,270
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	10,582,764	9,746,374	11,199,477
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,385,401	1,315,125	1,346,568
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	294,577	257,237	243,251
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 104,701	¥ 64,500	¥ 82,378